Leases - Schedule of Lease Cost (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Lease Cost [Abstract]
Operating lease right-of-use assets	¥ 37,048	$ 5,298	¥ 43,156
Lease liabilities – current	6,793	971	9,401
Lease liabilities – non-current	25,491	3,645	27,902
Total operating lease liabilities	¥ 32,284	$ 4,616	¥ 37,303
Weighted average remaining lease term (years)	5 years 7 months 9 days	5 years 7 months 9 days	5 years 10 months 13 days
Weighted average discount rate	4.77%	4.77%	4.77%